Related Party Transactions (Predecessor) (Ziegler Healthcare Real Estate Funds)	12 Months Ended
Dec. 31, 2012
Ziegler Healthcare Real Estate Funds
Related Party Transactions
Related Party Transactions

Note 10—Related Party Transactions

        BCZ charges the Funds an annual management fee equal to 2 percent of the total capital commitments. BCZ carries out the day-to-day management of the Ziegler Funds including origination of investments, investor reporting and accounting. Total management fees charged to the Ziegler Funds were $950,800 for each of the years ended December 31, 2012 and 2011. Total other fees charged to the Funds were $28,275 and $66,057 for the year ended December 31, 2012 and 2011, respectively. The other fees include fees for accounting expenses and other expenses owed to BCZ. As of December 31, 2012 and 2011 management and other fees of $1,530,007 and $1,274,136, respectively, were payable to BCZ and are included in accounts payable to related parties on the combined balance sheets.